Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Revenue	$ 405,135	$ 368,380	$ 342,200
Payroll and related costs	276,255	254,592	252,925
Share-based payments	359	4,087	8,386
Reseller commission and lead expenses	17,328	27,877	28,059
Depreciation and amortization	24,472	20,895	12,182
Other operating costs	67,208	54,124	58,425
Income / (loss) from operations	19,513	6,805	(17,777)
Finance expenses	(9,428)	(7,709)	(3,093)
Income / (loss) before taxation, continuing operations	10,085	(904)	(20,870)
Income tax (expense) / benefit	(2,315)	(3,615)	108
Net income / (loss) for the year, continuing operations	7,770	(4,519)	(20,762)
Net income on discontinued operation, net of tax	0	15,484	4,881
Net income / (loss) for the year	7,770	10,965	(15,881)
Item that will not be subsequently reclassified to profit or loss
Actuarial (loss) / gain on retirement benefits	(184)	109	693
Item that will be subsequently reclassified to profit or loss
Foreign currency translation adjustment	(248)	(316)	182
Cash flow hedge - changes in fair value	(518)	0	0
Other comprehensive income / (loss)	(950)	(207)	875
Total comprehensive income / (loss) for the year	$ 6,820	$ 10,758	$ (15,006)
Loss per share from continuing operations attributable to the ordinary equity holders of the parent
Basic loss per share (in dollars per share)	$ 0	$ 0	$ 0
Diluted loss per share (in dollars per share)	0	(0.36)	(1.85)
Loss per share attributable to the ordinary equity holders of the parent
Basic loss per share (in dollars per share)	0	0	0
Diluted loss per share (in dollars per share)	$ 0	$ 0	$ (1.42)